Exhibit 99.9

Client Name:	Credit Suisse
Client Project Name:	CSMLT 2015-3
Start - End Dates:	04/2013 - 08/2015
Deal Loan Count:	374

Waived Conditions Summary

Report Run Date:	10/15/2015
Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER111	Ownership seasoning does not meet minimum per guidelines	1
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	1
Credit	Credit/Mtg History	CRDCRMH120	Collections, charge offs, liens, etc. exceed guidelines	1
Credit	Credit/Mtg History	CRDCRMH122	Foreclosure history does not meet guidelines	1
Credit	Credit/Mtg History	CRDCRMH124	Collections, Liens, etc. not paid as required by guidelines	1
Credit	Credit/Mtg History	CRDCRMH150	Tradelines do not meet guidelines	1
Credit	Credit/Mtg History	CRDCRMH2662	Number of mortgaged properties exceeds guideline limit	1
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	2
Credit	DTI	CRDDTI105	Debt Ratio Exception 5% or Less	1
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	1
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	1
Credit	Income/Employment	CRDINC2488	Verbal verification of employment missing	6
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	10
Credit	Income/Employment	CRDINC2542	Missing work authorization/VISA required for non-permanent resident aliens or foreign nationals	1
Credit	Income/Employment	CRDINC888	Income Amount is Unsupported by Documentation in File	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	1
Property Valuations	Property	PRVAPROP177	Property Issues Indicated	2
Property Valuations	Property	PRVAPROP241	Property Type unacceptable under guidelines	1
Property Valuations	Property	PRVAPROP2556	Acreage exceeds property eligibility guidelines	1
Property Valuations	Value	PRVAVALU153	Value Not Supported	1
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	3
Compliance	Finance Charge Tolerance	CMPFINT106	Finance charge understated by more than $100 (Pmt Stream)	1
Compliance	RESPA	CMPRESPA2093	GFE - Cannot determine if settlement charges were available for 10 days	1
Compliance	RESPA	CMPRESPA2700	RESPA - List of homeowners counseling organizations not provided w/in 3 days of application	1
Compliance	RESPA	CMPRESPA2704	RESPA - List of homeowners counseling organizations not compliant	2
Compliance	RESPA	CMPRESPA872	RESPA - Fee subject to zero tolerance is greater on HUD than on GFE; evidence of timely post-close refund in file.	1
Total				45

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